Income Taxes - Summary of Income Tax Expense (Recovery) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Current tax expense:
Current tax expense for the year	$ 2,725	$ 1,276
Deferred tax recovery:
Origination and reversal of temporary differences	(1,510)	1,499
Total deferred tax recovery	(1,510)	1,499
Effective income tax rate	$ 1,215	$ 2,775